Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 347,455,026.02
Previously Paid Amount	0.00
Total Fee Amount	53,195.37
Total Offset Amount	0.00
Net Fee	$ 53,195.37